Expense Example, No Redemption - PGIM Jennison Focused Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	653	888	1,141	1,864	182	570	982	1,959	77	253	444	996	68	232	409	923